Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jun. 04, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 05, 2021
Prospectus Date	rr_ProspectusDate	Jun. 04, 2021
PFG Tactical Income Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG TACTICAL INCOME STRATEGY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing in the shares of exchange traded funds and open-end investment companies (“Underlying Funds”) with each Underlying Fund investing primarily in, or are otherwise exposed to, domestic and foreign fixed income securities or equity securities that pay dividends. Fixed income securities may be of any maturity or credit rating, including high-yield bonds (also known as “junk bonds”). Equity securities may be issued by domestic or foreign issuers and may be of any market capitalization.

The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”).

The Adviser intends to take a tactical approach to managing the Fund. If the Adviser believes that the market conditions are unfavorable for having investment exposure to fixed income securities or dividend-paying equity securities, the Adviser may allocate the Fund’s assets into money market funds or other cash equivalents. During such unfavorable market conditions, the Fund may invest up to 100% of its net assets in money market funds or other cash equivalents.

In addition, in selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 20%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 20% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Because the Fund may have substantial investment exposure to Underlying Funds which primarily invest in high yield bonds, the Fund may experience more volatility than other funds with less such exposure.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PFG Tactical Income Strategy Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFTSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 793

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.